Convertible Preferred Stock and Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Preferred Stock And Common Stock Abstract
Schedule of convertible preferred stock
(in thousands, except for share data)	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
Series E	36,861,678	33,567,165	$40,770	$45,371
Series D	49,342,160	49,342,160	22,192	29,831
Series C-1	38,659,789	38,659,789	2,180	18,000
Series C	27,079,195	26,014,749	11,647	13,442
Series B-4	30,739,072	30,739,072	7,582	11,199
Series B-3	6,627,558	6,627,558	862	2,620
Series B-2	746,602	746,602	105	340
Series B-1	7,985,151	7,985,151	611	2,918
Series A-4	2,447,023	2,447,023	661	4,182
Series A-3	1,998,177	1,998,177	260	1,604
Series A-2	639,773	639,773	160	1,021
Series A-1	378,066	378,066	110	679
	203,504,244	199,145,285	$87,140	$131,207

	Per Share Liquidation Preference
Series E	$1.2208	*
Series D	$0.4639	*
Series C-1	$0.4656
Series C	$0.5167
Series B-4	$0.3646
Series B-3	$0.3953
Series B-2	$0.4554
Series B-1	$0.3646
Series A-4	$1.7089
Series A-3	$0.8026
Series A-2	$1.5962
Series A-1	$1.7970

*        In the event of a liquidation, Series E and Series D are also entitled to receive accrued dividends.

Schedule of liquidation preference for each of series of convertible preferred stock
	Per Share Liquidation Preference
Series E	$1.2208	*
Series D	$0.4639	*
Series C-1	$0.4656
Series C	$0.5167
Series B-4	$0.3646
Series B-3	$0.3953
Series B-2	$0.4554
Series B-1	$0.3646
Series A-4	$1.7089
Series A-3	$0.8026
Series A-2	$1.5962
Series A-1	$1.7970

*        In the event of a liquidation, Series E and Series D are also entitled to receive accrued dividends.

(in thousands, except for share data)	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
Series E	36,861,678	33,567,165	$40,770	$44,108
Series D	49,342,160	49,342,160	22,192	28,943
Series C-1	38,659,789	38,659,789	2,180	18,000
Series C	27,079,195	26,014,749	11,647	13,442
Series B-4	30,739,072	30,739,072	7,582	11,199
Series B-3	6,627,558	6,627,558	862	2,620
Series B-2	746,602	746,602	105	340
Series B-1	7,985,151	7,985,151	611	2,918
Series A-4	2,447,023	2,447,023	661	4,182
Series A-3	1,998,177	1,998,177	260	1,604
Series A-2	639,773	639,773	160	1,021
Series A-1	378,066	378,066	110	679
	203,504,244	199,145,285	$87,140	$129,056